12. Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2020
Net Finance Income Expense Abstract
Schedule of net finance income (expense)
12.	Net finance income (expense)
	2020	2019	2018
Finance income	551	1,330	2,381
Income from investments and marketable securities (Government Bonds)	202	558	563
Gains from signed agreements (electric sector)	−	79	724
Interest on petroleum and alcohol accounts	79	8	87
Other income, net	270	685	1,007
Finance expenses	(6,004)	(7,086)	(5,675)
Interest on finance debt	(3,595)	(4,847)	(5,920)
Unwinding of discount on lease liabilities	(1,322)	(1,514)	(10)
Discount and premium on repurchase of debt securities	(1,157)	(860)	(651)
Capitalized borrowing costs	941	1,332	1,814
Unwinding of discount on the provision for decommissioning costs	(638)	(795)	(652)
Other finance expenses and income, net	(233)	(402)	(256)
Foreign exchange gains (losses) and indexation charges	(4,177)	(3,008)	(3,190)
Foreign exchange gains (losses) (*)	(1,363)	(72)	(66)
Reclassification of hedge accounting to the Statement of Income (*)	(4,720)	(3,136)	(3,315)
Pis and Cofins inflation indexation income - exclusion of ICMS (VAT tax) from the basis of calculation	1,709	−	−
Other foreign exchange gains (losses) and indexation charges, net	197	200	191
Total	(9,630)	(8,764)	(6,484)
(*) For more information, see notes 38.3c and 38.3a.